Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of Lease Costs

The table below presents certain information related to the Company’s lease costs for the period ended (in thousands):

	For the Year Ended December 31,
	2025	2024
Operating lease expense	$171	$204
Short-term lease cost	98	122
Variable lease cost	18	17
Total lease cost	$287	$343

Schedule of Operating Lease Right-of-Use Assets and Liabilities

Operating lease right-of-use assets and operating lease liabilities were recorded in the consolidated balance sheets as follows (in thousands):

	December 31,	December 31,
	2025	2024
Assets
Operating lease right-of-use assets	$744	$870
Liabilities
Current liabilities:
Operating lease liability, current	85	74
Noncurrent liabilities:
Operating lease liability	751	878
Total operating lease liability	$836	$952

Schedule of Operating Leases Weighted Average Remaining Lease Term and Discount Rate

The table below presents certain information related to the weighted-average remaining lease term and the weighted-average discount rate for the Company’s operating leases:

	December 31,	December 31,
	2025	2024
Weighted average remaining lease term (in years) - operating leases	6.17	7.17
Weighted average discount rate - operating leases	9.25%	9.25%

Schedule of Cash flows for the Operating Leases

The table below presents certain information related to the cash flows for the Company’s operating leases for the period ended (in thousands):

	For the Year Ended December 31,
	2025	2024
Amortization of right-of-use assets	$88	$111
Change in operating lease liability	$(73)	$(87)

Schedule of Future Minimum Lease Payments

Future minimum lease payments required under operating leases are as follows (in thousands):

Period Ended December 31,	Future Minimum Rents
2026	$159
2027	167
2028	175
2029	185
2030 and thereafter	430
Total minimum lease payments	1,116
Less: effects of discounting	(280)
Present value of future minimum lease payments	$836